Organization and Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 620	$ 585	$ 500
Provision Charged to Expense	366	348	102
Amounts Written Off	286	313	17
Balance, End of Year	$ 700	$ 620	$ 585